Credit Facility (Details) (USD $)	12 Months Ended		0 Months Ended			1 Months Ended			0 Months Ended															12 Months Ended	0 Months Ended		0 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Aug. 13, 2014 Revolving line of credit	Jun. 13, 2013 Revolving line of credit	Jun. 13, 2012 Revolving line of credit	Sep. 30, 2014 Revolving line of credit	Dec. 31, 2013 Revolving line of credit	Dec. 31, 2012 Revolving line of credit	Jun. 13, 2013 Revolving line of credit Liquidity less than $10 million Maximum	Jun. 13, 2013 Revolving line of credit Liquidity equal to or greater than $10 million but less than $20 million Minimum	Jun. 13, 2013 Revolving line of credit Liquidity equal to or greater than $10 million but less than $20 million Maximum	Jun. 13, 2013 Revolving line of credit Liquidity greater than or equal to $20 million Maximum	Aug. 13, 2014 Revolving line of credit LIBOR Variable interest rate, net cash greater than or equal to $1.00	Aug. 13, 2014 Revolving line of credit LIBOR Variable interest rate, net cash greater than or equal to $1.00 Minimum	Aug. 13, 2014 Revolving line of credit LIBOR Variable interest rate, net cash less than $1.00	Aug. 13, 2014 Revolving line of credit LIBOR Variable interest rate, net cash less than $1.00 Maximum	Aug. 13, 2014 Revolving line of credit Prime rate Variable interest rate, net cash greater than or equal to $1.00 Minimum	Aug. 13, 2014 Revolving line of credit Prime rate Variable interest rate, net cash less than $1.00	Aug. 13, 2014 Revolving line of credit Prime rate Variable interest rate, net cash less than $1.00 Maximum	Jun. 13, 2013 Revolving line of credit Prime rate Liquidity less than $10 million	Jun. 13, 2013 Revolving line of credit Prime rate Liquidity equal to or greater than $10 million but less than $20 million	Jun. 13, 2013 Revolving line of credit Prime rate Liquidity greater than or equal to $20 million	Aug. 29, 2013 Revolving line of credit Common Stock Purchase Warrants	Dec. 31, 2013 Revolving line of credit Common Stock Purchase Warrants	Jun. 13, 2012 Revolving line of credit Common Stock Purchase Warrants Draws on credit facility at any time after issuance date	Jun. 13, 2013 Revolving line of credit Common Stock Purchase Warrants Draws on credit facility at any time after issuance date	Jun. 13, 2013 Revolving line of credit Common Stock Purchase Warrants Advances greater than $4.0 million at any time after issuance date
Credit facility
Percentage of eligible accounts receivable in which advances are granted under the credit facility				80.00%	80.00%
Maximum borrowing capacity			$ 25,000,000				$ 12,000,000	$ 8,000,000
Shares that may be purchased under warrant																							66,666		26,666	26,666	66,666
Exercise price of warrants (in dollars per share)																							$ 7.92		$ 11.51	$ 7.92
Threshold borrowings under the credit facility for higher number of shares under warrant																									4,000,000		4,000,000
Amount drawn on credit facility	5,000,000					5,000,000																	5,000,000
Debt discount																								400,000
Liquidity threshold									10,000,000	10,000,000	20,000,000	20,000,000
Variable rate basis spread (as a percent)													2.25%		3.75%			1.50%		1.75%	0.50%	0.00%
Remaining borrowing capacity							6,900,000
Carrying amount of outstanding debt
Revolving line of credit, before discount		0					5,000,000
Debt discount, net of accumulated accretion		0					(236,000)
Total carrying value	4,764,000						4,764,000	0
Net cash threshold														1.00		1.00	1.00		1.00
Commitment fee			50,000
Quick ratio minimum			1.5	1.5
Minimum percentage used in calculation to determine the quick ratio debt covenant requirement			75.00%
Specified amount of draws against credit facility used to determine quick ratio debt covenant requirement			$ 25,000,000